Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
3. Earnings (Loss) Per Share
The Company computes basic earnings (loss) per share using net (loss) income attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. As the Company has obligations under the Penny Warrants to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 18 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS.
On December 27, 2023, EGA and LGM consummated the Merger pursuant to the Equity Purchase Agreement, which significantly altered the Company's capital structure. Prior to the closing of the Merger, the legal structure of LGM was a limited liability company with ownership interests consisting of members' units. Application of an exchange ratio of members' units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. As such, the Company determined that an exchange ratio should not be applied to periods before the Merger and therefore earnings (net loss) per unit for periods prior to the Merger should not be presented as it would not provide a meaningful comparison with earnings (net loss) per share for periods after the Merger. See Note 4 "Merger" for further discussion. Therefore, earnings (net loss) per share information has not been presented for the three and six months ended June 30, 2023 within these condensed consolidated financial statements (unaudited).
The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended June 30,	Six Months Ended June 30,
	2024	2024
Numerator:
Net loss	$(27,854)	$(60,844)
Less: Net loss attributable to redeemable noncontrolling interest	(20,501)	(42,200)
Less: Net loss attributable to noncontrolling interest	(2,200)	(7,650)
Add: Series A Preferred Dividends	(972)	(1,257)
Basic Net loss attributable to common stockholders	$(6,125)	$(12,251)

Denominator:
Weighted Average Class A Common Stock outstanding	17,899,501	17,409,942
Weighted Average Class A Common Stock issuable under Penny Warrants	1,270,241	827,790
Weighted Average Shares Outstanding - basic	19,169,742	18,237,732

Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.32)	$(0.67)
Diluted	$(0.32)	$(0.67)
The following table summarizes potentially dilutive outstanding securities for the three and six months ended June 30, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,270,154
Total anti-dilutive features	8,123,356